Loans - Maturity of Gross Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	₨ 31,588,195.4	$ 336,653.5	₨ 28,638,811.1
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	8,006,752.2	85,332.6	7,107,245.7
Retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	23,581,443.2	251,320.9	₨ 21,531,565.4
Gross Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	7,834,171.4
Over one year through five years	16,883,436.9
Over five years	6,870,587.1
Total gross loans	31,588,195.4	336,653.5
Gross Loans | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	2,987,977.8
Over one year through five years	4,052,112.7
Over five years	966,661.7
Total gross loans	8,006,752.2	85,332.6
Gross Loans | Retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	4,846,193.6
Over one year through five years	12,831,324.2
Over five years	5,903,925.4
Total gross loans	₨ 23,581,443.2	$ 251,320.9